Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 750,989	$ 762,352	$ 1,363,505	$ 1,600,220	$ 3,609,494	$ 2,474,627
Cost of revenue	78,593	96,830	278,272	263,824	546,888	303,515
Gross profit	672,396	665,522	1,085,233	1,336,396	3,062,606	2,171,112
Operating expenses
General and administrative	2,116,220	1,311,396	3,089,782	2,744,961	5,433,113	5,830,703
Sales and marketing	59,635	49,220	180,030	144,644	266,732	240,894
Total operating expenses	2,175,855	1,360,616	3,269,812	2,889,605	5,699,845	6,071,597
Net loss from operations	(1,503,459)	(695,094)	(2,184,579)	(1,553,209)	(2,637,239)	(3,900,485)
Other income (expense)
Interest expense	(942,753)	(671,862)	(2,037,069)	(1,577,288)	(3,334,413)	(2,517,947)
Loss on impairment of intangible asset					(75,000)
Gain (loss) on settlement of debt				(227,501)	186,156	(82,337)
Change in fair value of derivative liability		(178,398)	(57,883)	(363,654)	(614,658)	(7,406,416)
Total other expense	(942,753)	(850,260)	(2,094,952)	(2,168,443)	(3,837,915)	(10,006,700)
Loss before income taxes	(2,446,212)	(1,545,354)	(4,279,531)	(3,721,652)	(6,475,154)	(13,907,185)
Provision for income taxes
Net loss	(2,446,212)	(1,545,354)	(4,279,531)	(3,721,652)	(6,475,154)	(13,907,185)
Dividend on Series B Preferred Stock		(5,492)	(104,631)	(9,441)	(40,149)	(484)
Net loss attributable to common stockholders	$ (2,446,212)	$ (1,550,846)	$ (4,384,162)	$ (3,731,093)	$ (6,515,303)	$ (13,907,669)
Basic and diluted loss per Common Share	$ (3.25)	$ (16.90)	$ (9.62)	$ (44.33)	$ (68.37)	$ (663.41)
Basic and diluted weighted average number of common shares outstanding	753,561	91,430	444,824	83,948	94,708	20,964